Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Schedule of definite-lived intangible assets
	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Core technology	$312	$312
Customer relationships	545	545
	857	857
Less – accumulated amortization	(524)	(348)
	333	509
Functional currency translation adjustments	41	13
Total intangible assets, net	$374	$522

Schedule of goodwill
	Billing and related services	Messaging	Total
	U.S. dollars in thousands

Balance as of January 1, 2021	$5,430	$2,709	$8,139
Changes during the year ended December 31, 2021:
Functional currency translation adjustments	-	(210)	(210)
Balance as of December 31, 2021	$5,430	$2,499	$7,929
Changes during the year ended December 31, 2022:
Functional currency translation adjustments	-	(144)	(144)
Balance as of December 31, 2022	$5,430	$2,355	$7,785